Summary of Basis of Accounting (Policies) - EBP 001	12 Months Ended
Jun. 30, 2025
EBP, Accounting Policy [Line Items]
Accounting Policies	The financial statements of the Plan are prepared under the accrual method of accounting in conformity with accounting principles generally accepted in the United States of America.
Investment Valuation and Income Recognition	The Plan's investments are reported at fair value. The fair value of a financial instrument in the amount that would be received when selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). Refer to Note 3 for further discussion and disclosure of fair value measurements.
The Plan presents in the statements of changes in net assets available for benefits the net appreciation or depreciation in the fair value of its investments, which consists of the realized gains or losses and the net unrealized appreciation or depreciation of those investments. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income.
The benefit interest of common collective trust funds for each participant is represented by units. Issues and redemptions are recorded based on the next determined net asset value (“NAV”) per unit. NAV per unit is determined each business day. At June 30, 2025, the Plan had no unfunded commitments related to the common collective trust funds. The redemption of common collective trust fund units are subject to the preference of individual Plan participants and there are no restrictions at the participant level on the timing of redemption. However, participant redemptions may be subject to certain redemption fees.

Notes Receivable from Participants	Notes receivable from participants are valued at their unpaid principal balance plus accrued interest.
Payment of Benefits	Benefits are recorded when paid.
Estimates	The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make significant estimates and assumptions that affect the reported amounts of net assets available for benefits and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could materially differ from those estimates.
Risks and Uncertainties	The Plan provides for various investment options in any combination of mutual funds, a money market fund, a common collective trust fund, Company common stock and participant-directed brokerage accounts. Investment securities of these types are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.